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QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsApril 30, 2022 (unaudited)

		Shares	Fair Value
51.33%	COMMON STOCKS

6.16%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	83	$189,422
	Netflix.Com, Inc.*	207	39,405
	The Walt Disney Co.*	697	77,806
			306,633

12.31%	CONSUMER DISCRETIONARY
	Chipotle Mexican Grill*	104	151,383
	Dave & Buster’s Entertainment, Inc.*	2,491	113,340
	Lowe’s Cos., Inc.	666	131,688
	Sony Group Corp.*	702	60,407
	Target Corp.	684	156,397
			613,215

10.59%	HEALTH CARE
	Abbott Laboratories	650	73,775
	Bristol-Myers Squibb Co.	1,902	143,164
	Johnson & Johnson	765	138,052
	United Health Group, Inc.	339	172,398
			527,389

7.86%	INDUSTRIALS
	Caterpillar, Inc.	495	104,217
	Generac Holdings, Inc.*	447	98,063
	Southwest Airlines*	2,475	115,632
	UPS, Inc., Class B	408	73,432
			391,344

12.29%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	680	58,154
	Apple, Inc.	613	96,639
	Microsoft Corp.	367	101,850
	Nvidia Corp.	693	128,531
	Qualcomm, Inc.	758	105,885
	Visa, Inc.	567	120,845
			611,904

QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

		Shares	Fair Value
2.12%	MATERIALS
	Barrick Gold Corp.	2,220	$49,528
	Teck Resources Ltd.	1,427	56,309
			105,837

51.33%	TOTAL COMMON STOCKS		2,556,322

23.97%	EXCHANGE TRADED FUNDS
	Invesco S&P 500 Pure Value ETF	7,787	635,419
	SPDR Gold Shares ETF*	582	102,962
	SPDR S&P 500 ETF Trust	748	308,176
	SPDR S&P Biotech ETF*	854	63,051
	Vanguard High Dividend Yield ETF	783	84,196
			1,193,804

23.97%	TOTAL EXCHANGE TRADED FUNDS		1,193,804

75.30%	TOTAL INVESTMENTS		3,750,126
24.70%	Other assets, net of liabilities		1,229,796
100.00%	NET ASSETS		$4,979,922

*Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

WEALTH TRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedApril 30, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$2,556,322	$—	$—	$2,556,322
Exchange Traded Funds	1,193,804			1,193,804
Total Investments	$3,750,126	$—	$—	$3,750,126

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2022.

At April 30, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,042,024 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$64,863
Gross unrealized depreciation	(356,761)
Net unrealized appreciation	$(291,898)